UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22445

Pinnacle Capital Management Funds Trust
(Exact name of Registrant as specified in charter)

5845 Widewaters Parkway, Suite 300, East Syracuse NY	13057
(Address of principal executive offices)	(Zip code)

Capital Services, Inc. 615 S. Dupont Hwy. Dover, DE 19901
(Name and address of agent for service)

With a copy to:

Jesse D. Hallee, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

1789 Growth and Income Fund

Class P Shares (PSEPX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about 1789 Growth and Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://pcm-advisors.com/1789-growth-income-fund/. You can also request this information by contacting us at (888) 229-9448.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P Shares	$52	1.01%

How did the Fund perform during the reporting period?

     The 1789 Growth and Income Fund generated positive returns for the six month period ending 04/30/26. The Fund’s P Class return of 6.19% slightly outperformed the S&P 500® Index (“S&P 500®”) which returned 6.03% for the period.

     The Fund’s investment strategy focuses on identifying companies with growing dividends. Utilizing this strategy, the Fund began the fiscal year with a Technology sector weighting significantly different from that of its primary benchmark, the S&P 500®. That sector represented 36.1% of S&P 500® holdings as of October 31, 2025, while representing 21.7% of the Fund as of that date. The S&P 500®'s Technology sector showed greater volatility than the Fund for the period. Technology stocks largely declined during the 5 month period ending March 31, 2026. This enabled the Fund to outperform the S&P 500® during this period. When performance of the Technology sector generally improved subsequent to March 30, 2026, much of the Fund’s outperformance was erased.

     At an individual security level, the top 5 performing equities were Cummins, Inc., NextEra Energy, Inc., Broadcom, Inc., CME Group, Inc., and Packaging Corporation of America. The worst 5 performing equities were Microsoft Corporation, Home Depot, Inc. (The), Mastercard, Inc. - Class A, and Interpublic Group of Companies, Inc. (The).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

1789 Growth & Income Fund - Class P Shares - $22,953
S&P 500® Index - $41,379
Dow Jones US Select Dividend Index - $28,176
$50,000
$40,000
$30,000
$20,000
$10,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	1789 Growth & Income Fund - Class P Shares	S&P 500® Index	Dow Jones US Select Dividend Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$10,589	$11,792	$11,560
Apr-2018	$11,098	$13,356	$12,611
Apr-2019	$11,950	$15,158	$13,751
Apr-2020	$11,497	$15,289	$11,456
Apr-2021	$15,044	$22,320	$17,568
Apr-2022	$15,904	$22,367	$18,974
Apr-2023	$15,703	$22,963	$18,816
Apr-2024	$17,841	$28,167	$19,947
Apr-2025	$19,916	$31,574	$22,340
Apr-2026	$22,953	$41,379	$28,176

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
1789 Growth & Income Fund - Class P Shares	15.25%	8.82%	8.66%
S&P 500® Index	31.05%	13.14%	15.26%
Dow Jones US Select Dividend Index	26.12%	9.91%	10.91%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 229-9448.

Fund Statistics

Table Summary
Net Assets	$33,259,363
Number of Portfolio Holdings	21
Advisory Fee	$120,865
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
18.6%
Industrials
18.3%
Financials
16.7%
Consumer Staples
13.6%
Consumer Discretionary
8.7%
Utilities
5.9%
Materials
5.5%
Real Estate
4.5%
Communications
3.9%
Health Care
3.6%
Money Market Funds
1.2%
Liabilities in Excess of Other Assets
-0.5%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.2%
Health Care	3.6%
Communications	3.9%
Real Estate	4.5%
Materials	5.5%
Utilities	5.9%
Consumer Discretionary	8.7%
Consumer Staples	13.6%
Financials	16.7%
Industrials	18.3%
Technology	18.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	9.9%
Cummins, Inc.	8.7%
JPMorgan Chase & Company	6.7%
NextEra Energy, Inc.	5.9%
CME Group, Inc.	5.6%
Packaging Corporation of America	5.5%
Mastercard, Inc. - Class A	5.0%
Lockheed Martin Corporation	5.0%
Kroger Company (The)	4.9%
Republic Services, Inc.	4.6%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

1789 Growth and Income Fund - Class P Shares (PSEPX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://pcm-advisors.com/1789-growth-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-PSEPX

1789 Growth and Income Fund

Class C Shares (PSECX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about 1789 Growth and Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://pcm-advisors.com/1789-growth-income-fund/. You can also request this information by contacting us at (888) 229-9448.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$103	2.01%

How did the Fund perform during the reporting period?

     The 1789 Growth and Income Fund generated positive returns for the six month period ending 04/30/26. The Fund’s C Class return of 5.69% slightly underperformed the S&P 500® Index (“S&P 500®”) which returned 6.03% for the period.

     The Fund’s investment strategy focuses on identifying companies with growing dividends. Utilizing this strategy, the Fund began the fiscal year with a Technology sector weighting significantly different from that of its primary benchmark, the S&P 500®. That sector represented 36.1% of S&P 500® holdings as of October 31, 2025, while representing 21.7% of the Fund as of that date. The S&P 500®'s Technology sector showed greater volatility than the Fund for the period. Technology stocks largely declined during the 5 month period ending March 31, 2026. This enabled the Fund to outperform the S&P 500® during this period. When performance of the Technology sector generally improved subsequent to March 30, 2026, much of the Fund’s outperformance was erased.

     At an individual security level, the top 5 performing equities were Cummins, Inc., NextEra Energy, Inc., Broadcom, Inc., CME Group, Inc., and Packaging Corporation of America. The worst 5 performing equities were Microsoft Corporation, Home Depot, Inc. (The), Mastercard, Inc. - Class A, and Interpublic Group of Companies, Inc. (The).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

1789 Growth & Income Fund - Class C Shares - $20,754
S&P 500® Index - $41,379
Dow Jones US Select Dividend Index - $28,176
$50,000
$40,000
$30,000
$20,000
$10,000
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	1789 Growth & Income Fund - Class C Shares	S&P 500® Index	Dow Jones US Select Dividend Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$10,478	$11,792	$11,560
Apr-2018	$10,871	$13,356	$12,611
Apr-2019	$11,587	$15,158	$13,751
Apr-2020	$11,040	$15,289	$11,456
Apr-2021	$14,303	$22,320	$17,568
Apr-2022	$14,960	$22,367	$18,974
Apr-2023	$14,624	$22,963	$18,816
Apr-2024	$16,462	$28,167	$19,947
Apr-2025	$18,183	$31,574	$22,340
Apr-2026	$20,754	$41,379	$28,176

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
1789 Growth & Income Fund - Class C Shares
Without CDSC	14.14%	7.73%	7.57%
With CDSC	13.14%	7.73%	7.57%
S&P 500® Index	31.05%	13.14%	15.26%
Dow Jones US Select Dividend Index	26.12%	9.91%	10.91%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 229-9448.

Fund Statistics

Table Summary
Net Assets	$33,259,363
Number of Portfolio Holdings	21
Advisory Fee	$120,865
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.2%
Health Care	3.6%
Communications	3.9%
Real Estate	4.5%
Materials	5.5%
Utilities	5.9%
Consumer Discretionary	8.7%
Consumer Staples	13.6%
Financials	16.7%
Industrials	18.3%
Technology	18.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	9.9%
Cummins, Inc.	8.7%
JPMorgan Chase & Company	6.7%
NextEra Energy, Inc.	5.9%
CME Group, Inc.	5.6%
Packaging Corporation of America	5.5%
Mastercard, Inc. - Class A	5.0%
Lockheed Martin Corporation	5.0%
Kroger Company (The)	4.9%
Republic Services, Inc.	4.6%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

1789 Growth and Income Fund - Class C Shares (PSECX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://pcm-advisors.com/1789-growth-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-PSECX

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

1789 Growth and Income Fund

Class P Shares	(PSEPX)
Class C Shares	(PSECX)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

April 30, 2026
(Unaudited)

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS April 30, 2026 (Unaudited)
COMMON STOCKS — 99.3%	Shares	Value
Communications — 3.9%
Advertising & Marketing — 3.9%
Omnicom Group, Inc.	16,976	$1,302,399

Consumer Discretionary — 8.7%
Retail - Discretionary — 8.7%
Dick’s Sporting Goods, Inc.	6,664	1,512,195
Home Depot, Inc. (The)	4,175	1,372,740
		2,884,935
Consumer Staples — 13.6%
Food — 8.7%
Ingredion, Inc.	13,600	1,519,664
Mondelez International, Inc. - Class A	22,425	1,377,792
		2,897,456
Retail - Consumer Staples — 4.9%
Kroger Company (The)	24,027	1,635,518

Financials — 16.7%
Banking — 6.7%
JPMorgan Chase & Company	7,087	2,219,861

Institutional Financial Services — 5.6%
CME Group, Inc.	6,519	1,876,299

Insurance — 0.1%
F&G Annuities & Life, Inc.	1,627	46,597

Specialty Finance — 4.3%
Fidelity National Financial, Inc.	27,125	1,418,637

Health Care — 3.6%
Medical Equipment & Devices — 3.6%
Stryker Corporation	3,810	1,200,645

Industrials — 18.3%
Aerospace & Defense — 5.0%
Lockheed Martin Corporation	3,195	1,654,914

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.3% (Continued)	Shares	Value
Industrials — 18.3% (Continued)
Commercial Support Services — 4.6%
Republic Services, Inc.	7,350	$1,537,767

Transportation Equipment — 8.7%
Cummins, Inc.	4,325	2,902,119

Materials — 5.5%
Containers & Packaging — 5.5%
Packaging Corporation of America	8,500	1,814,325

Real Estate — 4.5%
REITs — 4.5%
Lamar Advertising Company - Class A	10,848	1,495,288

Technology — 18.6%
Semiconductors — 9.9%
Broadcom, Inc.	7,909	3,301,454

Software — 3.7%
Microsoft Corporation	3,000	1,223,340

Technology Services — 5.0%
Mastercard, Inc. - Class A	3,320	1,669,694

Utilities — 5.9%
Electric Utilities — 5.9%
NextEra Energy, Inc.	19,866	1,944,484

Total Common Stocks (Cost $19,316,168)		$33,025,732

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.54% (a) (Cost $386,600)	386,600	$386,600

Total Investments at Value — 100.5% (Cost $19,702,768)		$33,412,332

Liabilities in Excess of Other Assets — (0.5%)		(152,969)

Net Assets — 100.0%		$33,259,363

(a)	The rate shown is the 7-day effective yield as of April 30, 2026
See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENT OF ASSETS AND LIABILITIES April 30, 2026 (Unaudited)
ASSETS
Investments in securities:
At cost	$19,702,768
At value (Note 2)	$33,412,332
Dividends receivable	5,518
Other assets	1,525
TOTAL ASSETS	33,419,375

LIABILITIES
Payable to Adviser (Note 4)	46,058
Accrued service fees (Note 4)	12,283
Accrued distribution plan fees (Note 4)	101,671
TOTAL LIABILITIES	160,012

CONTINGENCIES AND COMMITMENTS (NOTE 6)	—

NET ASSETS	$33,259,363

Net assets consist of:
Paid-in capital	$18,326,332
Accumulated earnings	14,933,031
NET ASSETS	$33,259,363

PRICING OF CLASS P SHARES
Net assets applicable to Class P Shares	$12,908,433
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	628,141
Net asset value, offering price and redemption price per share (Note 2)	$20.55
Short-term redemption price per share (Note 2) (a)	$20.34

PRICING OF CLASS C SHARES
Net assets applicable to Class C Shares	$20,350,930
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,022,887
Net asset value, offering price and redemption price per share (Note 2)	$19.90
Redemption price per share with CDSC fee (Note 2) (b)	$19.70

(a)	Class P shares of the Fund impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.
(b)

A contingent deferred sales charge (“CDSC”) of 1.00% is charged on Class C shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any redemption fee or CDSC.

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2026 (Unaudited)
INVESTMENT INCOME
Dividends	$454,266

EXPENSES
Investment advisory fees (Note 4)	120,865
Distribution fees, Class C (Note 4)	97,456
Service fees (Note 4)	38,677
Trustees’ fees (Note 4)	2,975
TOTAL EXPENSES	259,973

NET INVESTMENT INCOME	194,293

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	1,239,740
Net change in unrealized appreciation (depreciation) on investments	434,539
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,674,279

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,868,572

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
FROM OPERATIONS
Net investment income	$194,293	$222,717
Net realized gains from investment transactions	1,239,740	153,564
Net change in unrealized appreciation (depreciation) on investments	434,539	2,284,459
Net change in net assets resulting from operations	1,868,572	2,660,740

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From distributable earnings
Class P	(174,788)	(533,822)
Class C	(174,922)	(671,831)
Decrease in net assets from distributions to shareholders	(349,710)	(1,205,653)

FROM CAPITAL SHARE TRANSACTIONS (Notes 1 and 5)
Class P
Proceeds from shares sold	641,798	1,974,053
Net asset value of shares issued in reinvestment of distributions	126,640	429,511
Proceeds from redemption fees collected (Note 2)	27	184
Payments for shares redeemed	(903,806)	(2,331,027)
Net change in Class P shares capital share transactions	(135,341)	72,721

Class C
Proceeds from shares sold	552,645	336,065
Net asset value of shares issued in reinvestment of distributions	163,433	645,030
Payments for shares redeemed	(488,695)	(1,796,253)
Net change in Class C shares capital share transactions	227,383	(815,158)

TOTAL CHANGE IN NET ASSETS	1,610,904	712,650

NET ASSETS
Beginning of period	31,648,459	30,935,809
End of period	$33,259,363	$31,648,459

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND - CLASS P FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$19.62		$18.70	$15.12	$15.65	$16.79	$12.97

Income (loss) from investment operations:
Net investment income (a)	0.18		0.25	0.30	0.36	0.13	0.14
Net realized and unrealized gains (losses) on investments	1.02		1.46	3.82	0.05	(0.98)	3.77
Total from investment operations	1.20		1.71	4.12	0.41	(0.85)	3.91

Less distributions from:
Net investment income	(0.18)		(0.22)	(0.30)	(0.34)	(0.05)	(0.09)
Net realized gains on investments	(0.09)		(0.57)	(0.24)	(0.60)	(0.24)	—
Total distributions	(0.27)		(0.79)	(0.54)	(0.94)	(0.29)	(0.09)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)	—	0.00 (b)	—

Net asset value at end of period	$20.55		$19.62	$18.70	$15.12	$15.65	$16.79

Total return (c)	6.19	%(d)	9.48%	27.65%	2.60%	(5.22%)	30.26%

Net assets at end of period (000’s)	$12,908		$12,442	$11,785	$11,700	$13,152	$13,779

Ratio of total expenses to average net assets	1.01	%(e)	1.01%	1.01%	1.01%	1.01%	1.00%

Ratio of net investment income to average net assets	1.82	%(e)	1.31%	1.72%	2.32%	0.82%	0.91%

Portfolio turnover rate	8	%(d)	4%	20%	9%	14%	10%

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized
(e)	Annualized
See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND - CLASS C FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of period	$19.00		$18.16	$14.71	$15.27	$16.53	$12.84

Income (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.05	0.12	0.20	(0.03)	(0.02)
Net realized and unrealized gains (losses) on investments	0.99		1.43	3.71	0.04	(0.96)	3.74
Total from investment operations	1.07		1.48	3.83	0.24	(0.99)	3.72

Less distributions from:
Net investment income	(0.08)		(0.07)	(0.14)	(0.20)	(0.03)	(0.03)
Net realized gains on investments	(0.09)		(0.57)	(0.24)	(0.60)	(0.24)	—
Total distributions	(0.17)		(0.64)	(0.38)	(0.80)	(0.27)	(0.03)

Net asset value at end of period	$19.90		$19.00	$18.16	$14.71	$15.27	$16.53

Total return (b)	5.69	%(c)	8.42%	26.33%	1.54%	(6.19%)	29.02%

Net assets at end of period (000’s)	$20,351		$19,207	$19,151	$16,889	$17,812	$19,202

Ratio of total expenses to average net assets	2.01	%(d)	2.01%	2.01%	2.01%	2.01%	2.00%

Ratio of net investment income (loss) to average net assets	0.80	%(d)	0.30%	0.71%	1.31%	(0.19%)	(0.10%)

Portfolio turnover rate	8	%(c)	4%	20%	9%	14%	10%

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized
See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)

1. ORGANIZATION

1789 Growth and Income Fund (the “Fund”) is a diversified series of Pinnacle Capital Management Funds Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on July 6, 2010.

The Fund seeks total return comprised of current income, growth of income, and capital appreciation.

The Fund currently offers two classes of shares: Class P shares (sold without any sales loads or distribution fees); and Class C shares (sold subject to a contingent deferred sales charge (“CDSC”) of 1.00% if the shares are redeemed within one year after the original purchase of the shares and a distribution fee of up to 1.00% per annum of the Fund’s average daily net assets attributable to Class C shares).

Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees and (2) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

SEGMENT REPORTING: The management team of Pinnacle Capital Management, LLC (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to the Financial Statements. The Fund’s portfolio holdings provide details

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

ACCOUNTING PRONOUNCEMENT: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management concludes there is no material impact on the Fund’s financial statements.

SECURITIES VALUATION: The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks generally are valued using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser (“valuation designee”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). When quotations are not readily available, when the valuation designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the valuation designee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust, pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

●

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

●

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of April 30, 2026 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,025,732	$—	$—	$33,025,732
Money Market Fund	386,600	—	—	386,600
Total	$33,412,332	$—	$—	$33,412,332

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended April 30, 2026.

SHARE VALUATION: The NAV per share of each class of shares of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The offering price of Class C shares and Class P shares is equal to the NAV per share. The redemption price per share of each class of shares of the Fund is equal to the NAV per share, except that (i) Class C shares are subject to a CDSC of 1.00% on shares redeemed within one year of purchase and (ii) Class P shares are generally subject to a redemption fee of 1.00%, payable to the class, if redeemed within 60 days or less from the date of purchase. During the periods ending April 30, 2026 and October 31, 2025, proceeds from redemption fees, recorded in capital, totaled $27 and $184, respectively, for Class P Shares.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

INVESTMENT INCOME: Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received on the date of distribution. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Discounts and premiums on fixed income securities, if any, are amortized using the interest method.

INVESTMENT TRANSACTIONS: Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

ALLOCATIONS BETWEEN CLASSES: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended April 30, 2026 and October 31, 2025 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
April 30, 2026	$196,978	$152,732	$349,710
October 31, 2025	$243,888	$961,765	$1,205,653

*

Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between financial statements and income tax reporting.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets from operations during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX: The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from the prior year.

The following information is computed on a tax basis for each item as of October 31, 2025:

Cost of investments	$18,525,320
Gross unrealized appreciation	$13,257,435
Gross unrealized depreciation	—
Net unrealized appreciation	13,257,435
Undistributed ordinary income	4,165
Undistributed long-term capital gains	152,569
Distributable earnings	$13,414,169

The Federal tax cost, unrealized appreciation (depreciation) as of April 30, 2026 is as follows:

Cost of investments	$19,720,357
Gross unrealized appreciation	$13,750,074
Gross unrealized depreciation	(58,099)
Net unrealized appreciation	$13,691,975

The difference between the federal income tax cost and the financial statement cost of the Fund’s investments is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities. The Fund is not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax benefits or expenses will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax expenses as income tax expense on the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any interest or penalties.

3. INVESTMENT TRANSACTIONS

During the six months ended April 30, 2026, the cost of purchases and the proceeds from sales and maturities of investment securities, other than U.S. Government securities and short-term securities, totaled $2,833,741 and $2,570,733, respectively.

4. TRANSACTIONS WITH RELATED PARTIES

A Trustee and certain officers of the Trust are affiliated with the Adviser, Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, or Pinnacle Investments, LLC (the “Distributor”), the principal underwriter of the Fund’s shares.

INVESTMENT MANAGER: Under the terms of an Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees. Under the Investment Management Agreement, the Adviser furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an investment advisory fee at the rate of 0.75% per annum, accrued daily and paid monthly, of the Fund’s average daily net assets. For the six months ended April 30, 2026, the Adviser earned $120,865 in investment advisory fees.

Under a Services Agreement, the Adviser is obligated to pay all of the operating expenses of the Fund, excluding advisory fees, brokerage fees and commissions, distribution fees, taxes, borrowing costs, fees and expenses of non-interested Trustees of the Trust, dividend expense on securities sold short, the fees and expenses of acquired funds and extraordinary expenses. Under the Services Agreement, the Adviser receives a service fee at the rate of 0.24% per annum of the Fund’s average daily net assets. For the six months ended April 30, 2026, the Adviser earned $38,677 in service fees.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTOR: The Distributor is an affiliate of the Adviser and serves as the principal underwriter of the Fund’s shares pursuant to an agreement with the Trust. The Distributor promotes and sells shares of the Fund on a continuous basis. During the six months ended April 30, 2026, the Distributor collected $47 in CDSCs on redemptions of Class C shares of the Fund.

DISTRIBUTION PLAN: The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Pursuant to the Plan, Class C shares may pay brokers for activities primarily intended to result in the sale of shares. The annual limitation for payment of expenses pursuant to the Plan is 1.00% of average daily net assets attributable to Class C shares. During the six months ended April 30, 2026, Class C shares incurred distribution fees of $97,456.

TRUSTEE COMPENSATION: Each Trustee who is not an interested person of the Trust (“Independent Trustee”) receives from the Fund a fee of $500 for each Board meeting attended, either in person or by telephone.

OTHER SERVICE PROVIDER: The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

PRINCIPAL HOLDER OF FUND SHARES: A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting. As of April 30, 2026 no individual shareholders owned of record 25% or more of the outstanding shares of the Fund.

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
CLASS P SHARES	Shares	Shares
Shares sold	32,338	104,671
Shares issued in reinvestment of dividends	6,459	23,397
Shares redeemed	(44,949)	(124,151)
Net change in shares outstanding	(6,152)	3,917
Shares outstanding, beginning of period	634,293	630,376
Shares outstanding, end of period	628,141	634,293

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
CLASS C SHARES	Shares	Shares
Shares sold	28,564	18,357
Shares issued in reinvestment of dividends	8,593	36,437
Shares redeemed	(25,310)	(98,184)
Net change in shares outstanding	11,847	(43,390)
Shares outstanding, beginning of period	1,011,040	1,054,430
Shares outstanding, end of period	1,022,887	1,011,040

6. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

1789 GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

INVESTMENT ADVISER

Pinnacle Capital Management, LLC

5845 Widewaters Parkway,

Suite 300

East Syracuse, NY 13057

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Bond Schoeneck & King PLLC

One Lincoln Center

110 West Fayette Street

Syracuse, NY 13202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

DISTRIBUTOR

Pinnacle Investments, LLC

507 Plum Street, Suite 120

Syracuse, NY 13204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

(b) Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

(a)(1) Code of Ethics: Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Stephen J. Fauer

Stephen J. Fauer, President and Principal Executive Officer

Date	June 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Stephen J. Fauer

Stephen J. Fauer, President and Principal Executive Officer

Date	June 30, 2026

By (Signature and Title)*		/s/ Dalton J. Axenfeld

Dalton J. Axenfeld, Treasurer and Principal Financial Officer

Date	June 30, 2026

*	Print the name and title of each signing officer under his or her signature.